Schedule H, Line 4i - Schedule of Assets (Held at End of Year) I) (Details) - EBP 003 [Member]	12 Months Ended
Dec. 31, 2025 USD ($) shares
Investment, Identifier [Axis]: American Funds Mortgage R6
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	American [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Funds [Member]
Employee Benefit Plan Investment Number Of Shares | shares	11,206
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 100,290
Investment, Identifier [Axis]: Blackrock Advantage Small Cap Core K
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Blackrock [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Funds [Member]
Employee Benefit Plan Investment Number Of Shares | shares	19,235
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 384,699
Investment, Identifier [Axis]: Blackrock Equity Index Fund R
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Blackrock [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Collective Investment Trusts [Member]
Employee Benefit Plan Investment Number Of Shares | shares	6,874
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 6,748,238
Investment, Identifier [Axis]: Blackrock Lifepath IDX 2065 Fund Fee S
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Blackrock [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Collective Investment Trusts [Member]
Employee Benefit Plan Investment Number Of Shares | shares	54,937
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 1,037,490
Investment, Identifier [Axis]: Blackrock Lifepath Index 2030 Fund S
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Blackrock [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Collective Investment Trusts [Member]
Employee Benefit Plan Investment Number Of Shares | shares	149,093
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 5,875,900
Investment, Identifier [Axis]: Blackrock Lifepath Index 2035 Fund S
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Blackrock [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Collective Investment Trusts [Member]
Employee Benefit Plan Investment Number Of Shares | shares	207,809
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 9,341,659
Investment, Identifier [Axis]: Blackrock Lifepath Index 2040 Fund S
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Blackrock [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Collective Investment Trusts [Member]
Employee Benefit Plan Investment Number Of Shares | shares	183,096
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 9,225,595
Investment, Identifier [Axis]: Blackrock Lifepath Index 2045 Fund S
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Blackrock [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Collective Investment Trusts [Member]
Employee Benefit Plan Investment Number Of Shares | shares	109,545
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 6,111,910
Investment, Identifier [Axis]: Blackrock Lifepath Index 2050 Fund S
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Blackrock [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Collective Investment Trusts [Member]
Employee Benefit Plan Investment Number Of Shares | shares	88,312
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 5,093,880
Investment, Identifier [Axis]: Blackrock Lifepath Index 2055 Fund S
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Blackrock [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Collective Investment Trusts [Member]
Employee Benefit Plan Investment Number Of Shares | shares	134,135
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 4,100,422
Investment, Identifier [Axis]: Blackrock Lifepath Index 2060 Fund S
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Blackrock [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Collective Investment Trusts [Member]
Employee Benefit Plan Investment Number Of Shares | shares	74,475
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 2,208,798
Investment, Identifier [Axis]: Blackrock Lifepath Index Retirement S
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Blackrock [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Collective Investment Trusts [Member]
Employee Benefit Plan Investment Number Of Shares | shares	252,880
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 6,180,975
Investment, Identifier [Axis]: Blackrock MSCI ACWI ex US Index R
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Blackrock [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Collective Investment Trusts [Member]
Employee Benefit Plan Investment Number Of Shares | shares	72,716
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 1,599,964
Investment, Identifier [Axis]: Blackrock Russell 1000 Growth R
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Blackrock [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Collective Investment Trusts [Member]
Employee Benefit Plan Investment Number Of Shares | shares	75,108
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 3,901,932
Investment, Identifier [Axis]: Blackrock Russell 1000 Value Index Fund R
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Blackrock [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Collective Investment Trusts [Member]
Employee Benefit Plan Investment Number Of Shares | shares	23,159
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 617,825
Investment, Identifier [Axis]: Blackrock Russell 2000 Index Fund R
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Blackrock [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Collective Investment Trusts [Member]
Employee Benefit Plan Investment Number Of Shares | shares	5,988
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 1,812,501
Investment, Identifier [Axis]: Capital City Bank Group Inc Stock
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Asset Held For Investment Party In Interest	true
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Capital City Bank Group, Inc. [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Common Stock [Member]
Employee Benefit Plan Investment Number Of Shares | shares	50,122
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 2,133,682
Investment, Identifier [Axis]: Cohen And Steers Real Estate Securities Z
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Cohen And Steers [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Funds [Member]
Employee Benefit Plan Investment Number Of Shares | shares	17,714
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 307,687
Investment, Identifier [Axis]: Fidelity Advisor Small Cap Growth I
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Fidelity [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Funds [Member]
Employee Benefit Plan Investment Number Of Shares | shares	40,982
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 1,436,420
Investment, Identifier [Axis]: Fidelity Advisor Total Bond I
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Fidelity [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Funds [Member]
Employee Benefit Plan Investment Number Of Shares | shares	107,466
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 1,038,122
Investment, Identifier [Axis]: Fidelity Emerging Market Index
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Fidelity [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Funds [Member]
Employee Benefit Plan Investment Number Of Shares | shares	66,341
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 907,544
Investment, Identifier [Axis]: Fidelity Stock Selector Fund K
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Fidelity [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Funds [Member]
Employee Benefit Plan Investment Number Of Shares | shares	24,343
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 1,346,187
Investment, Identifier [Axis]: Franklin Templeton Franklin Utilities R6
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Franklin Templeton [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Funds [Member]
Employee Benefit Plan Investment Number Of Shares | shares	30,474
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 737,481
Investment, Identifier [Axis]: JP Morgan 100 Percent US Treas Sec MM Inst
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	JP Morgan [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Funds [Member]
Employee Benefit Plan Investment Number Of Shares | shares	2,598,721
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 2,598,721
Investment, Identifier [Axis]: JP Morgan Large Cap Growth Fund R6
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	JP Morgan [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Funds [Member]
Employee Benefit Plan Investment Number Of Shares | shares	43,919
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 3,796,351
Investment, Identifier [Axis]: MFS Blended Research Mid Cap Equity Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	MFS [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Funds [Member]
Employee Benefit Plan Investment Number Of Shares | shares	36,483
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 542,131
Investment, Identifier [Axis]: MFS Mid Cap Value R6
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	MFS [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Funds [Member]
Employee Benefit Plan Investment Number Of Shares | shares	11,468
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 358,360
Investment, Identifier [Axis]: PGIM High Yield R6
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	PGIM [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Funds [Member]
Employee Benefit Plan Investment Number Of Shares | shares	73,384
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 355,912
Investment, Identifier [Axis]: Pimco RAE US Small Instl
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Pimco [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Funds [Member]
Employee Benefit Plan Investment Number Of Shares | shares	14,006
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 162,885
Investment, Identifier [Axis]: T Rowe Price US Equity Research
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	T. Rowe Price [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Funds [Member]
Employee Benefit Plan Investment Number Of Shares | shares	33,637
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 2,261,774
Investment, Identifier [Axis]: Vanguard Equity Income ADM
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Vanguard [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Funds [Member]
Employee Benefit Plan Investment Number Of Shares | shares	15,801
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 1,468,103
Investment, Identifier [Axis]: Vanguard Mid Cap Index Fund Admiral
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Vanguard [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Funds [Member]
Employee Benefit Plan Investment Number Of Shares | shares	6,280
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 2,256,665
Mutual Funds [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Current Value	20,059,332
Collective Investment Trusts [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 63,857,089